Annual Fund Operating Expenses - Class ACIS - DWS Intermediate Tax-Free Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.22%
Total annual fund operating expenses	0.78%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.70%
Class C
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual fund operating expenses	1.54%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.45%
INST Class
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.55%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.45%
Class S
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	none
Other expenses	0.30%
Total annual fund operating expenses	0.62%
Fee waiver/expense reimbursement	0.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.45%